CASH (Details1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank balances and cash	$ 237,060,422	$ 228,861,009	$ 246,600,917	$ 119,477,298
Restricted cash	114,803,746	145,413,726
Certificates of deposit		3,210,221
Cash and Cash Equivalents, at Carrying Value, Total	376,064,243	393,857,084
HONG KONG [Member]
Bank balances and cash	2,725,110	5,917,837
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	2,725,110	5,917,837
UNITED STATES [Member]
Bank balances and cash	1,843,677	1,928,413
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	1,843,677	1,928,413
CHINA [Member]
Bank balances and cash	232,491,635	221,014,759
Restricted cash	114,803,746	145,413,726
Certificates of deposit	24,200,075	19,582,349
Cash and Cash Equivalents, at Carrying Value, Total	$ 371,495,456	$ 386,010,834